Carrying values of vessels, vessels under construction, right of use assets for vessels and goodwill - Capitalized interest (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of impairment of assets [Abstract]
Interest costs capitalised	$ 0.0	$ 0.2	$ 0.2
Capitalisation rate of borrowing costs eligible for capitalisation		0.10%
Number of vessels under construction	0	0